Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 2,529.9	$ 2,715.5	$ 2,239.2
Cost of goods sold	2,194.3	2,420.6	1,902.1
Gross profit	335.6	294.9	337.1
Operating expenses:
Marketing and administration	306.2	352.8	267.0
Research and development	71.8	87.5	55.6
Goodwill impairment charges	0	440.5	0
Restructuring (Reversals) Charges	(83.5)	350.7	5.3
Gain on Receipt of Property Plant and Equipment	(31.7)	0	0
Long-lived asset impairment charges	19.6	367.9	0
Insurance recovery	(4.0)	(4.0)	(11.9)
Operating (loss) income	57.2	(1,300.5)	21.1
Non-operating expense (income):
Interest expense	135.3	77.2	29.0
Interest income	(3.6)	(4.5)	(5.5)
Decline (increase) in fair value of warrant	0.2	4.8	14.0
Other, net	6.8	6.1	(3.9)
Total non-operating expense (income)	138.7	83.6	33.6
Loss before income tax expense (benefit) and equity in (loss) earnings of joint ventures	(81.5)	(1,384.1)	(12.5)
Income tax expense (benefit)	64.9	73.1	(53.3)
(Loss) income before equity in earnings (loss) of joint venture	(146.4)	(1,457.2)	40.8
Equity in (loss) earnings of joint ventures, net of tax	(2.3)	(62.8)	7.2
Net (loss) income	(148.7)	(1,520.0)	48.0
Net Income (Loss) Attributable to Noncontrolling Interest	(1.9)	(16.0)	(13.6)
Net (loss) income attributable to MEMC stockholders	$ (150.6)	$ (1,536.0)	$ 34.4
Basic (loss) income per share (see Note 13)	$ (0.66)	$ (6.68)	$ 0.15
Diluted (loss) income per share (see Note 13)	$ (0.66)	$ (6.68)	$ 0.15